Derivative Instruments and Hedging	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivative Instruments and Hedging	Derivative Instruments and Hedging
Interest Rate Derivatives—We are exposed to risks arising from our business operations, economic conditions and financial markets. To manage these risks, we primarily use interest rate derivatives to hedge our debt and our cash flows. The interest rate derivatives currently include interest rate caps and interest rate floors. These derivatives are subject to master netting settlement arrangements. To mitigate the nonperformance risk, we routinely use a third party’s analysis of the creditworthiness of the counterparties, which supports our belief that the counterparties’ nonperformance risk is limited. All derivatives are recorded at fair value.
The following table presents a summary of our interest rate derivatives entered into over each applicable period:

	Three Months Ended March 31,
	2020		2019
Interest rate caps:
Notional amount (in thousands)	$432,000	(1)	$385,000	(1)
Strike rate low end of range	3.00%		3.50%
Strike rate high end of range	4.00%		4.00%
Effective date range	January 2020		January 2019 - March 2019
Termination date range	February 2021 - February 2022		March 2021 - February 2022
Total cost (in thousands)	$63		$295

Interest rate floors:
Notional amount (in thousands)	$—	(1)	$6,000,000	(1)
Strike rate low end of range			1.63%
Strike rate high end of range			1.63%
Effective date range			January 2019
Termination date range			March 2020
Total cost (in thousands)	$—		$225
_______________

(1)	These instruments were not designated as cash flow hedges.
We held interest rate instruments as summarized in the table below:

	March 31, 2020		December 31, 2019
Interest rate caps:
Notional amount (in thousands)	$3,836,740	(1)	$3,799,740	(1)
Strike rate low end of range	1.50%		1.50%
Strike rate high end of range	5.22%		5.22%
Termination date range	April 2020 - February 2022		February 2020 - February 2022
Aggregate principle balance on corresponding mortgage loans (in thousands)	$3,659,581		$3,666,331

Interest rate floors: (2)
Notional amount (in thousands)	$6,025,000	(1)	$12,025,000	(1)
Strike rate low end of range	(0.25)%		(0.25)%
Strike rate high end of range	1.25%		1.63%
Termination date range	April 2020 - November 2021		March 2020 - November 2021
_______________

(1)	These instruments were not designated as cash flow hedges.

(2)	Cash collateral is posted by us as well as our counterparties. We offset the fair value of the derivative and the obligation/right to return/reclaim cash collateral.
Credit Default Swap Derivatives—We use credit default swaps, tied to the CMBX index, to hedge financial and capital market risk. A credit default swap is a derivative contract that functions like an insurance policy against the credit risk of an entity or obligation. The seller of protection assumes the credit risk of the reference obligation from the buyer (us) of protection in exchange for annual premium payments. If a default or a loss, as defined in the credit default swap agreements, occurs on the underlying bonds, then the buyer of protection is protected against those losses. The only liability for us, the buyer, is the annual premium and any change in value of the underlying CMBX index (if the trade is terminated prior to maturity). For all CMBX trades completed to date, we were the buyer of protection. Credit default swaps are subject to master-netting settlement arrangements and credit support annexes. As of March 31, 2020, we held credit default swaps with notional amounts totaling $212.5 million. These credit default swaps had effective dates from February 2015 to August 2017 and expected maturity dates from October 2023 to October 2026. Assuming the underlying bonds pay off at par over their remaining average life, our total exposure for these trades was approximately $6.8 million as of March 31, 2020. Cash collateral is posted by us as well as our counterparties. We offset the fair value of the derivative and the obligation/right to return/reclaim cash collateral. The change in market value of credit default swaps is settled net through posting cash collateral or reclaiming cash collateral between us and our counterparties when the change in market value is over $250,000.
Derivative Instruments and Hedging
Interest Rate Derivatives—We are exposed to risks arising from our business operations, economic conditions and financial markets. To manage these risks, we primarily use interest rate derivatives to hedge our debt and our cash flows. The interest rate derivatives currently include interest rate caps and interest rate floors. These derivatives are subject to master netting settlement arrangements. To mitigate the nonperformance risk, we routinely use a third party's analysis of the creditworthiness of the counterparties, which supports our belief that the counterparties' nonperformance risk is limited. All derivatives are recorded at fair value.
The following table presents a summary of our interest rate derivatives entered into over each applicable period:

	Year Ended December 31,
	2019		2018		2017
Interest rate caps:
Notional amount (in thousands)	$1,051,050	(1)	$3,614,618	(1)	$2,539,700	(1)
Strike rate low end of range	1.50%		1.50%		1.50%
Strike rate high end of range	4.88%		5.71%		5.84%
Effective date range	January 2019 - November 2019		January 2018 - November 2018		February 2017 - October 2017
Termination date range	June 2020 - February 2022		January 2019 - November 2020		February 2018 - November 2019
Total cost (in thousands)	$1,112		$3,143		$871

Interest rate floors:
Notional amount (in thousands)	$6,000,000	(1)	$12,025,000	(1)	$10,750,000	(1)
Strike rate low end of range	1.63%		1.25%		1.00%
Strike rate high end of range	1.63%		2.00%		1.50%
Effective date range	January 2019		July 2018 - November 2018		September 2017 - December 2017
Termination date range	March 2020		September 2019 - November 2021		March 2019 - June 2019
Total cost (in thousands)	$225		$432		$388
_______________

(1)	These instruments were not designated as cash flow hedges
We held interest rate instruments as summarized in the table below:

	December 31, 2019		December 31, 2018
Interest rate caps:
Notional amount (in thousands)	$3,799,740	(1)	$3,953,718	(1)
Strike rate low end of range	1.50%		1.50%
Strike rate high end of range	5.22%		5.71%
Termination date range	February 2020 - February 2022		January 2019 - November 2020
Aggregate principle balance on corresponding mortgage loans (in thousands)	$3,666,331		$3,521,872

Interest rate floors: (2)
Notional amount (in thousands)	$12,025,000	(1)	$28,775,000	(1)
Strike rate low end of range	(0.25)%		(0.25)%
Strike rate high end of range	1.63%		2.00%
Termination date range	March 2020 - November 2021		March 2019 - November 2021
_______________

(1)	These instruments were not designated as cash flow hedges

(2)	Cash collateral is posted by us as well as our counterparties. We offset the fair value of the derivative and the obligation/right to return/reclaim cash collateral.
Credit Default Swap Derivatives—We use credit default swaps, tied to the CMBX index, to hedge financial and capital market risk. A credit default swap is a derivative contract that functions like an insurance policy against the credit risk of an entity or obligation. The seller of protection assumes the credit risk of the reference obligation from the buyer (us) of protection in exchange for annual premium payments. If a default or a loss, as defined in the credit default swap agreements, occurs on the underlying bonds, then the buyer of protection is protected against those losses. The only liability for us, the buyer, is the annual premium and any change in value of the underlying CMBX index (if the trade is terminated prior to maturity). For all CMBX trades completed to date, we were the buyer of protection. Credit default swaps are subject to master-netting settlement arrangements and credit support annexes. As of December 31, 2019, we held credit default swaps with notional amounts totaling $212.5 million. These credit default swaps had effective dates from February 2015 to August 2017 and expected maturity dates from October 2023 to October 2026. Assuming the underlying bonds pay off at par over their remaining average life, our total exposure for these trades was approximately $3.2 million as of December 31, 2019. Cash collateral is posted by us as well as our counterparties. We offset the fair value of the derivative and the obligation/right to return/reclaim cash collateral. The change in market value of credit default swaps is settled net through posting cash collateral or reclaiming cash collateral between us and our counterparties when the change in market value is over $250,000.
Futures Contracts—During the year ended December 31, 2016, we purchased an option on Eurodollar futures for a total cost of $250,000, and maturity date of June 2017. There were no purchases during the years ended December 31, 2019, 2018 and 2017.